FIRST TRUST PORTFOLIOS L.P.
                      120 EAST LIBERTY DRIVE
                     WHEATON, ILLINOIS  60187




                          March 11, 2016



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

Attn:     Filing Desk, Stop 1-4

     Re:           FT 5912
              (File No. 333-209355) (CIK No. 0001651969)

Gentlemen:

     In   accordance  with  the  provisions  of  Rule  497(j)  of
Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been
filed  pursuant to Rule 497(b) of the Securities Act.   Amendment
No. 1, 2, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on March 7, 2016.

                                    Very truly yours,
                                    FT 5912, Registrant



                                    By: FIRST TRUST PORTFOLIOS L.P., Depositor